Dblaine Investment Trust

Dblaine Fund

Supplement dated June 28, 2011 to the

prospectus dated DECEMBER 30, 2010

Class A Shares

Class C Shares

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

1.	Effective June 28, 2011, the Fund is closed to new investments.

PLEASE RETAIN FOR FUTURE REFERENCE